Debt and Warrant Liabilities - Seaport Bridge Loans (Details)						3 Months Ended
	Apr. 17, 2025 shares	Nov. 14, 2024 USD ($)	Mar. 24, 2024 USD ($) $ / shares shares	Jan. 24, 2024 USD ($) $ / shares shares	Jul. 17, 2019 USD ($) $ / shares	Mar. 31, 2025 USD ($) EquityInstruments $ / shares	Jan. 07, 2025 $ / shares shares	Dec. 31, 2024 USD ($) $ / shares	Mar. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Sep. 28, 2023 USD ($)	Jun. 13, 2023 USD ($)
Debt and Warrant Liabilities
Maximum principal loan amount									$ 1,000,000
Derivative liabilities								$ 8,327,602		$ 922,834
Total debt liability owed						$ 28,787,160		$ 107,468,217		88,996,117
Exercise price of warrant | $ / shares						$ 0.01		$ 0.01
First bridge financing note
Debt and Warrant Liabilities
Loan amount			$ 421,200
Maximum principal loan amount			$ 1,000,000
Interest rate			12.00%
Default interest rate			18.00%
Shares issued for every dollar lent | shares			1
Price of option to purchase a percentage of membership interests | $ / shares			$ 10
Denominator to calculate percentage of membership interests			$ 15,000,000
Derivative liabilities								$ 2,481,000
Total debt liability owed						$ 1,166,464		1,117,345
Second bridge financing note
Debt and Warrant Liabilities
Loan amount		$ 210,000
Maximum principal loan amount		$ 1,000,000
Interest rate		9.00%
Default interest rate		18.00%
Number of shares issued upon exercise of option | shares				1
Maximum amount of unpaid principal amount that can be converted into shares				$ 1,000,000
Price of option to purchase a percentage of membership interests | $ / shares				$ 10
Derivative liabilities						2,212,000		2,212,000
Total debt liability owed						$ 1,030,618		1,008,002
Exercise price of warrant | $ / shares							$ 10
Number of warrants converted to common stock | shares							1,000,000
Seaport notes
Debt and Warrant Liabilities
Maximum principal loan amount					$ 4,500,000					12,670,200	$ 10,670,853	$ 10,000,000
Interest rate					12.00%							12.00%
Price of option to purchase a percentage of membership interests | $ / shares					$ 10
Denominator to calculate percentage of membership interests					$ 22,500,000							$ 20,010,000
Total debt liability owed								$ 14,701,451		$ 12,670,200
Number of shares exercised | EquityInstruments						5,350,000
Seaport notes | Subsequent Events
Debt and Warrant Liabilities
Debt conversion converted instrument shares issued | shares	5,350,000